NATIONWIDE

VLI SEPARATE

ACCOUNT-3

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
10,705 shares (cost $63,342)	$62,729
U.S. Equity Flex I Portfolio (WSCP)
2,803 shares (cost $35,113)	34,959
Emerging Markets Debt Portfolio - Class I (MSEM)
3,285 shares (cost $26,561)	25,462
U.S. Real Estate Portfolio - Class I (MSVRE)
9,411 shares (cost $107,626)	95,519
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
33 shares (cost $349)	365
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2,289 shares (cost $20,819)	18,496
NVIT Fund - Class I (TRF)
867,222 shares (cost $9,343,935)	7,033,174
NVIT Global Financial Services Fund - Class I (GVGF1)
1,728 shares (cost $14,643)	12,888
NVIT Government Bond Fund - Class I (GBF)
105,809 shares (cost $1,253,488)	1,242,199
NVIT Growth Fund - Class I (CAF)
218,679 shares (cost $2,648,881)	2,571,670
NVIT Health Sciences Fund - Class I (GVGH1)
1,244 shares (cost $12,445)	11,943
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
6,376 shares (cost $67,990)	52,478
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
5,679 shares (cost $54,804)	56,049
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
13,668 shares (cost $152,069)	132,721
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
21,222 shares (cost $229,852)	199,275
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
6,060 shares (cost $63,869)	59,452
NVIT Leaders Fund - Class I (GVUS1)
1,375 shares (cost $16,194)	11,799

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Money Market Fund - Class I (SAM)
243,838 shares (cost $243,838)	$243,838
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
767 shares (cost $6,073)	6,627
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
383 shares (cost $2,775)	3,325
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
29,086 shares (cost $330,308)	241,417
NVIT Multi-Manager Small Company Fund - Class I (SCF)
10,662 shares (cost $216,283)	154,063
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
649 shares (cost $6,730)	4,865
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
275 shares (cost $3,820)	3,871
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
525 shares (cost $6,506)	5,895
VP Balanced Fund - Class I (ACVB)
40,929 shares (cost $259,376)	235,344
VP Capital Appreciation Fund - Class I (ACVCA)
12,307 shares (cost $142,663)	132,551
VP Income & Growth Fund - Class I (ACVIG)
5,265 shares (cost $31,882)	28,328
VP International Fund - Class I (ACVI)
15,026 shares (cost $136,679)	116,154
VP Ultra(R) Fund - Class I (ACVU1)
88 shares (cost $629)	713
VP Value Fund - Class I (ACVV)
30,793 shares (cost $225,944)	162,585
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,528 shares (cost $13,189)	14,901
Stock Index Fund, Inc. - Initial Shares (DSIF)
9,713 shares (cost $292,182)	255,549
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
3,450 shares (cost $82,873)	90,599
Appreciation Portfolio - Initial Shares (DCAP)
320 shares (cost $11,494)	10,048
Growth and Income Portfolio - Initial Shares (DGI)
1,329 shares (cost $28,106)	22,406

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Quality Bond Fund II - Primary Shares (FQB)
6,738 shares (cost $72,071)	$75,462
Equity-Income Portfolio - Initial Class (FEIP)
16,812 shares (cost $393,722)	282,608
High Income Portfolio - Initial Class (FHIP)
7,643 shares (cost $43,241)	40,433
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
5,480 shares (cost $76,658)	71,246
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
29,648 shares (cost $805,369)	611,332
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
1,336 shares (cost $23,212)	19,384
VIP Fund - Growth Portfolio - Initial Class (FGP)
11,212 shares (cost $365,446)	336,818
VIP Fund - Overseas Portfolio - Initial Class (FOP)
7,457 shares (cost $153,148)	112,225
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2,122 shares (cost $22,505)	16,359
Balanced Portfolio - I Class Shares (AMBP)
64,973 shares (cost $628,413)	584,755
Growth Portfolio - I Class Shares (AMTG)
8,347 shares (cost $110,737)	118,274
Guardian Portfolio - I Class Shares (AMGP)
2,024 shares (cost $34,680)	32,346
Partners Portfolio - I Class Shares (AMTP)
13,284 shares (cost $186,258)	130,321
Balanced Fund/VA - Non-Service Shares (OVMS)
4,163 shares (cost $63,744)	42,879
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
4,211 shares (cost $142,594)	155,548
Core Bond Fund/VA - Non-Service Shares (OVB)
2,627 shares (cost $26,517)	18,575
Global Securities Fund/VA - Non-Service Shares (OVGS)
6,576 shares (cost $203,297)	174,273
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
7,251 shares (cost $81,107)	85,198
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
14,028 shares (cost $155,355)	157,392

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
3,714 shares (cost $113,041)	$108,675
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
3,314 shares (cost $51,883)	52,028
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
7,823 shares (cost $147,977)	117,419

Total Investments	16,697,807
Accounts Receivable - International Equity Flex I Portfolio (obsolete) (WIEP)	82
Other Accounts Receivables	81

Total Accounts Receivable	163
Total Assets	16,697,970

Accounts Payable - Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)	1,296
$16,696,674

Contract Owners’ Equity:
Accumulation units	16,696,674
Total Contract Owners’ Equity (note 8)	$16,696,674

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	CSIEF3	WSCP	MSEM	MSVRE	NVAGF6	GVGU1	TRF
Reinvested dividends	$244,149	-	352	1,717	2,384	12	707	84,244
Asset Charges (note 3)	(95,305)	(2)	(179)	(134)	(493)	(2)	(109)	(40,451)

Net investment income (loss)	148,844	(2)	173	1,583	1,891	10	598	43,793
Realized gain (loss) on investments	(1,484,065)	652	(4,639)	(753)	(90,968)	-	(6,360)	(599,697)
Change in unrealized gain (loss) on investments	4,640,322	(613)	11,838	4,825	107,041	16	7,168	2,006,147

Net gain (loss) on investments	3,156,257	39	7,199	4,072	16,073	16	808	1,406,450
Reinvested capital gains	75,564	-	-	-	-	2	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,380,665	37	7,372	5,655	17,964	28	1,406	1,450,243

Investment Activity:	GVGF1	GBF	CAF	GVGH1	GVIDA	GVIDC	GVIDM	GVDMA
Reinvested dividends	$83	43,920	12,389	23	520	1,018	1,871	2,285
Asset Charges (note 3)	(54)	(8,257)	(14,793)	(51)	(323)	(370)	(793)	(1,194)

Net investment income (loss)	29	35,663	(2,404)	(28)	197	648	1,078	1,091
Realized gain (loss) on investments	(584)	449	(388,422)	(79)	(12,873)	(334)	(6,561)	(24,377)
Change in unrealized gain (loss) on investments	2,715	(28,307)	1,035,975	1,644	22,107	4,153	22,190	54,224

Net gain (loss) on investments	2,131	(27,858)	647,553	1,565	9,234	3,819	15,629	29,847
Reinvested capital gains	-	18,251	-	-	2,136	290	2,739	7,265

Net increase (decrease) in contract owners’ equity resulting from operations	$2,160	26,056	645,149	1,537	11,567	4,757	19,446	38,203

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVDMC	GVUS1	SAM	NVMIG3	NVMLG1	SCVF	SCF	GVUG1
Reinvested dividends	$1,398	85	167	18	14	1,184	350	-
Asset Charges (note 3)	(364)	(74)	(1,998)	(9)	(14)	(1,144)	(820)	(34)

Net investment income (loss)	1,034	11	(1,831)	9	-	40	(470)	(34)
Realized gain (loss) on investments	(2,178)	(442)	-	5	4	(23,186)	(14,275)	(322)
Change in unrealized gain (loss) on investments	10,138	3,465	-	554	550	72,937	54,679	1,315

Net gain (loss) on investments	7,960	3,023	-	559	554	49,751	40,404	993
Reinvested capital gains	1,281	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,275	3,034	(1,831)	568	554	49,791	39,934	959

Investment Activity:	NVOLG1	AMTB	ACVB	ACVCA	ACVIG	ACVI	ACVU1	ACVV
Reinvested dividends	$3	438	11,524	879	1,154	1,877	2	8,387
Asset Charges (note 3)	(5)	(45)	(1,411)	(705)	(157)	(531)	(4)	(845)

Net investment income (loss)	(2)	393	10,113	174	997	1,346	(2)	7,542
Realized gain (loss) on investments	(4)	(92)	(10,804)	(940)	(290)	(4,274)	(139)	(15,237)
Change in unrealized gain (loss) on investments	51	350	30,083	35,423	4,017	31,598	334	34,609

Net gain (loss) on investments	47	258	19,279	34,483	3,727	27,324	195	19,372
Reinvested capital gains	54	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$99	651	29,392	34,657	4,724	28,670	193	26,914

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	DVSCS	DSIF	DSRG	DCAP	DGI	FQB	FEIP	FHIP
Reinvested dividends	$802	4,669	717	336	254	4,685	5,611	2,927
Asset Charges (note 3)	(158)	(1,420)	(502)	(80)	(137)	(392)	(1,477)	(209)

Net investment income (loss)	644	3,249	215	256	117	4,293	4,134	2,718
Realized gain (loss) on investments	(20,389)	(2,010)	(1,046)	(1,412)	(1,522)	(374)	(6,116)	(4,681)
Change in unrealized gain (loss) on investments	19,722	37,956	23,069	2,303	6,209	9,244	66,855	13,772

Net gain (loss) on investments	(667)	35,946	22,023	891	4,687	8,870	60,739	9,091
Reinvested capital gains	5,434	14,020	-	981	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,411	53,215	22,238	2,128	4,804	13,163	64,873	11,809

Investment Activity:	FAMP	FCP	FGOP	FGP	FOP	FVSS	AMBP	AMTG
Reinvested dividends	$1,545	7,361	78	1,321	2,127	69	17,369	-
Asset Charges (note 3)	(322)	(3,035)	(89)	(1,789)	(574)	(102)	(3,527)	(611)

Net investment income (loss)	1,223	4,326	(11)	(468)	1,553	(33)	13,842	(611)
Realized gain (loss) on investments	(1,785)	(5,874)	(702)	(30,733)	(9,947)	(4,137)	(21,183)	4,618
Change in unrealized gain (loss) on investments	16,629	160,432	5,853	103,579	31,291	9,864	112,685	21,910

Net gain (loss) on investments	14,844	154,558	5,151	72,846	21,344	5,727	91,502	26,528
Reinvested capital gains	109	147	-	260	315	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,176	159,031	5,140	72,638	23,212	5,694	105,344	25,917

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AMGP	AMTP	OVMS	OVGR	OVB	OVGS	VWBF	VWEM
Reinvested dividends	$325	2,496	-	407	-	3,120	3,705	195
Asset Charges (note 3)	(153)	(518)	(229)	(844)	(104)	(886)	(544)	(691)

Net investment income (loss)	172	1,978	(229)	(437)	(104)	2,234	3,161	(496)
Realized gain (loss) on investments	294	(8,125)	(6,117)	(2,959)	(826)	(5,695)	659	(93,813)
Change in unrealized gain (loss) on investments	6,958	37,334	14,567	49,992	2,456	48,828	1,962	165,070

Net gain (loss) on investments	7,252	29,209	8,450	47,033	1,630	43,133	2,621	71,257
Reinvested capital gains	-	11,089	-	-	-	2,975	-	7,864

Net increase (decrease) in contract owners’ equity resulting from operations	$7,424	42,276	8,221	46,596	1,526	48,342	5,782	78,625

Investment Activity:	VWHA	SVDF	SVOF	WIEP	WVCP
Reinvested dividends	$178	-	-	4,544	303
Asset Charges (note 3)	(445)	(255)	(558)	(239)	(50)

Net investment income (loss)	(267)	(255)	(558)	4,305	253
Realized gain (loss) on investments	(6,531)	102	(7,453)	(27,242)	(12,346)
Change in unrealized gain (loss) on investments	39,443	14,964	44,004	28,565	13,580

Net gain (loss) on investments	32,912	15,066	36,551	1,323	1,234
Reinvested capital gains	352	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$32,997	14,811	35,993	5,628	1,487

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		CSIEF3		WSCP		MSEM
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$148,844	194,497	(2)	-	173	(178)	1,583	1,497
Realized gain (loss) on investments	(1,484,065)	(1,128,519)	652	-	(4,639)	(262)	(753)	(72)
Change in unrealized gain (loss) on investments	4,640,322	(10,192,719)	(613)	-	11,838	(11,294)	4,825	(6,145)
Reinvested capital gains	75,564	1,985,658	-	-	-	-	-	947

Net increase (decrease) in contract owners’ equity resulting from operations	3,380,665	(9,141,083)	37	-	7,372	(11,734)	5,655	(3,773)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,738,988	1,877,250	1,236	-	3,927	4,033	1,195	3,075
Transfers between funds	-	-	61,090	-	1,358	660	472	907
Surrenders (note 6)	(1,436,479)	(2,481,261)	-	-	(2,976)	(2,453)	(950)	(783)
Death benefits (note 4)	(117,503)	(290,987)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	437,526	377,857	-	-	3,093	(55)	(20)	(23)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,920,571)	(1,943,652)	(267)	-	(3,706)	(3,764)	(1,174)	(1,338)
Adjustments to maintain reserves	(11,768)	(3,714)	(663)	-	8	(55)	9	(41)

Net equity transactions	(1,309,807)	(2,464,507)	61,396	-	1,704	(1,634)	(468)	1,797

Net change in contract owners’ equity	2,070,858	(11,605,590)	61,433	-	9,076	(13,368)	5,187	(1,976)
Contract owners’ equity beginning of period	14,625,816	26,231,406	-	-	25,880	39,248	20,272	22,248

Contract owners’ equity end of period	$16,696,674	14,625,816	61,433	-	34,956	25,880	25,459	20,272

CHANGES IN UNITS:
Beginning units	1,187,607	1,356,068	-	-	2,892	2,774	1,243	1,152
Units purchased	165,611	148,448	6,105	-	883	1,000	132	225
Units redeemed	(270,351)	(316,909)	(26)	-	(525)	(882)	(171)	(134)

Ending units	1,082,867	1,187,607	6,079	-	3,250	2,892	1,204	1,243

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVRE		NVAGF6		GVGU1		TRF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,891	3,729	10	-	598	749	43,793	71,859
Realized gain (loss) on investments	(90,968)	(14,224)	-	-	(6,360)	(10,577)	(599,697)	(647,805)
Change in unrealized gain (loss) on investments	107,041	(99,442)	16	-	7,168	(5,390)	2,006,147	(5,666,226)
Reinvested capital gains	-	50,171	2	-	-	303	-	1,518,304

Net increase (decrease) in contract owners’ equity resulting from operations	17,964	(59,766)	28	-	1,406	(14,915)	1,450,243	(4,723,868)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,421	10,049	38	-	1,096	2,643	771,493	848,964
Transfers between funds	(186)	5,339	324	-	3,220	(5,841)	(59,713)	(105,445)
Surrenders (note 6)	(6,270)	(1,694)	-	-	(2,754)	(24,829)	(664,508)	(1,106,089)
Death benefits (note 4)	-	-	-	-	-	-	(82,636)	(260,351)
Net policy repayments (loans) (note 5)	(3,981)	(47)	-	-	(332)	(338)	200,715	295,060
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,592)	(8,819)	(24)	-	(1,050)	(2,790)	(860,225)	(891,060)
Adjustments to maintain reserves	7	(151)	(3)	-	17	(43)	36	(75)

Net equity transactions	(10,601)	4,677	335	-	197	(31,198)	(694,838)	(1,218,996)

Net change in contract owners’ equity	7,363	(55,089)	363	-	1,603	(46,113)	755,405	(5,942,864)
Contract owners’ equity beginning of period	88,130	143,219	-	-	16,892	63,005	6,277,831	12,220,695

Contract owners’ equity end of period	$95,493	88,130	363	-	18,495	16,892	7,033,236	6,277,831

CHANGES IN UNITS:
Beginning units	4,859	4,908	-	-	1,061	2,616	507,535	588,420
Units purchased	501	375	34	-	282	190	62,448	50,105
Units redeemed	(1,448)	(424)	(2)	-	(254)	(1,745)	(118,585)	(130,990)

Ending units	3,912	4,859	32	-	1,089	1,061	451,398	507,535

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGF1		GBF		CAF		GVGH1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$29	214	35,663	45,261	(2,404)	(11,069)	(28)	(22)
Realized gain (loss) on investments	(584)	(15,070)	449	(1,217)	(388,422)	(434,085)	(79)	216
Change in unrealized gain (loss) on investments	2,715	3,244	(28,307)	41,641	1,035,975	(942,444)	1,644	(2,608)
Reinvested capital gains	-	-	18,251	-	-	-	-	533

Net increase (decrease) in contract owners’ equity resulting from operations	2,160	(11,612)	26,056	85,685	645,149	(1,387,598)	1,537	(1,881)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,771	3,106	110,127	115,625	335,625	353,659	377	302
Transfers between funds	5,205	(3,353)	15,522	54,358	(1,212)	(41,274)	4,842	(1,223)
Surrenders (note 6)	-	(19,841)	(49,195)	(155,173)	(215,518)	(267,870)	-	-
Death benefits (note 4)	-	-	(5,058)	-	(29,809)	(30,636)	-	-
Net policy repayments (loans) (note 5)	58	(1,195)	(3,541)	50,418	88,255	46,733	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,280)	(2,094)	(143,593)	(125,196)	(330,798)	(329,196)	(507)	(374)
Adjustments to maintain reserves	8	(52)	55	(92)	44	(93)	12	(33)

Net equity transactions	5,762	(23,429)	(75,683)	(60,060)	(153,413)	(268,677)	4,724	(1,328)

Net change in contract owners’ equity	7,922	(35,041)	(49,627)	25,625	491,736	(1,656,275)	6,261	(3,209)
Contract owners’ equity beginning of period	4,966	40,007	1,291,835	1,266,210	2,079,964	3,736,239	5,689	8,898

Contract owners’ equity end of period	$12,888	4,966	1,242,208	1,291,835	2,571,700	2,079,964	11,950	5,689

CHANGES IN UNITS:
Beginning units	497	2,140	71,129	74,460	193,500	213,656	504	590
Units purchased	644	228	6,642	10,336	31,231	27,329	422	73
Units redeemed	(155)	(1,871)	(11,249)	(13,667)	(44,506)	(47,485)	(43)	(159)

Ending units	986	497	66,522	71,129	180,225	193,500	883	504

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVIDA		GVIDC		GVIDM		GVDMA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$197	904	648	760	1,078	3,788	1,091	4,597
Realized gain (loss) on investments	(12,873)	(57)	(334)	(50)	(6,561)	3,406	(24,377)	3,748
Change in unrealized gain (loss) on investments	22,107	(41,014)	4,153	(3,087)	22,190	(64,544)	54,224	(130,101)
Reinvested capital gains	2,136	11,335	290	501	2,739	13,259	7,265	23,280

Net increase (decrease) in contract owners’ equity resulting from operations	11,567	(28,832)	4,757	(1,876)	19,446	(44,091)	38,203	(98,476)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,318	8,752	14,557	788	7,717	8,619	22,088	27,633
Transfers between funds	(9,721)	(63)	14,422	-	-	(4,881)	5,325	(47,612)
Surrenders (note 6)	(372)	(197)	-	-	(7,657)	(5,806)	(11,839)	(141,635)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(124)	(2,177)	-	-	(330)	(36,397)	(5,924)	(28,797)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,268)	(6,009)	(3,954)	(1,162)	(13,520)	(13,808)	(20,848)	(24,954)
Adjustments to maintain reserves	20	(57)	15	(35)	9	(39)	12	(56)

Net equity transactions	(8,147)	249	25,040	(409)	(13,781)	(52,312)	(11,186)	(215,421)

Net change in contract owners’ equity	3,420	(28,583)	29,797	(2,285)	5,665	(96,403)	27,017	(313,897)
Contract owners’ equity beginning of period	49,061	77,644	26,256	28,541	127,054	223,457	172,268	486,165

Contract owners’ equity end of period	$52,481	49,061	56,053	26,256	132,719	127,054	199,285	172,268

CHANGES IN UNITS:
Beginning units	4,877	4,840	2,227	2,260	11,622	15,568	16,403	31,428
Units purchased	1,517	744	2,514	65	816	781	2,251	2,165
Units redeemed	(2,284)	(707)	(326)	(98)	(2,184)	(4,727)	(3,305)	(17,190)

Ending units	4,110	4,877	4,415	2,227	10,254	11,622	15,349	16,403

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMC		GVUS1		SAM		NVMIG3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,034	2,235	11	11	(1,831)	5,668	9	-
Realized gain (loss) on investments	(2,178)	485	(442)	(651)	-	-	5	-
Change in unrealized gain (loss) on investments	10,138	(20,992)	3,465	(7,536)	-	-	554	-
Reinvested capital gains	1,281	4,321	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,275	(13,951)	3,034	(8,176)	(1,831)	5,668	568	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,642	6,081	900	803	11,704	13,563	70	-
Transfers between funds	-	2,139	(433)	11,470	(57,699)	41,087	6,100	-
Surrenders (note 6)	(27,047)	-	-	(4,681)	(76,657)	(58,324)	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3)	(140)	-	-	(1,537)	(4,260)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,220)	(7,232)	(962)	(844)	(30,559)	(25,087)	(112)	-
Adjustments to maintain reserves	6	(28)	11	(38)	(13)	(29)	1	-

Net equity transactions	(26,622)	820	(484)	6,710	(154,761)	(33,050)	6,059	-

Net change in contract owners’ equity	(16,347)	(13,131)	2,550	(1,466)	(156,592)	(27,382)	6,627	-
Contract owners’ equity beginning of period	75,798	88,929	9,252	10,718	400,415	427,797	-	-

Contract owners’ equity end of period	$59,451	75,798	11,802	9,252	243,823	400,415	6,627	-

CHANGES IN UNITS:
Beginning units	6,556	6,502	1,082	622	31,300	34,358	-	-
Units purchased	478	638	99	823	1,331	3,425	814	-
Units redeemed	(2,523)	(584)	(142)	(363)	(14,403)	(6,483)	(14)	-

Ending units	4,511	6,556	1,039	1,082	18,228	31,300	800	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMLG1		SCVF		SCF		GVUG1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$-	-	40	1,638	(470)	303	(34)	(52)
Realized gain (loss) on investments	4	-	(23,186)	(32)	(14,275)	(18,598)	(322)	576
Change in unrealized gain (loss) on investments	550	-	72,937	(103,218)	54,679	(119,713)	1,315	(6,382)
Reinvested capital gains	-	-	-	-	-	43,726	-	1,115

Net increase (decrease) in contract owners’ equity resulting from operations	554	-	49,791	(101,612)	39,934	(94,282)	959	(4,743)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	14,728	16,973	12,454	14,100	508	424
Transfers between funds	2,800	-	4,344	(423)	(3,200)	(23,727)	-	-
Surrenders (note 6)	-	-	(14,715)	(4,674)	(18,829)	(16,384)	-	(14,627)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	249	(664)	12,824	(5,513)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28)	-	(20,662)	(19,682)	(13,075)	(14,416)	(466)	(533)
Adjustments to maintain reserves	7	-	24	(84)	23	(36)	9	(48)

Net equity transactions	2,779	-	(16,032)	(8,554)	(9,803)	(45,976)	51	(14,784)

Net change in contract owners’ equity	3,333	-	33,759	(110,166)	30,131	(140,258)	1,010	(19,527)
Contract owners’ equity beginning of period	-	-	207,659	317,825	123,947	264,205	3,855	23,382

Contract owners’ equity end of period	$3,333	-	241,418	207,659	154,078	123,947	4,865	3,855

CHANGES IN UNITS:
Beginning units	-	-	20,203	20,798	9,036	12,378	360	1,278
Units purchased	412	-	1,734	1,407	923	1,246	44	28
Units redeemed	(3)	-	(3,327)	(2,002)	(1,310)	(4,588)	(40)	(946)

Ending units	409	-	18,610	20,203	8,649	9,036	364	360

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVOLG1		AMTB		ACVB		ACVCA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2)	-	393	230	10,113	5,092	174	(1,152)
Realized gain (loss) on investments	(4)	-	(92)	(101)	(10,804)	(10,108)	(940)	23,942
Change in unrealized gain (loss) on investments	51	-	350	(1,101)	30,083	(74,987)	35,423	(137,757)
Reinvested capital gains	54	-	-	-	-	19,868	-	16,423

Net increase (decrease) in contract owners’ equity resulting from operations	99	-	651	(972)	29,392	(60,135)	34,657	(98,544)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	609	-	487	643	23,423	30,555	10,954	10,817
Transfers between funds	3,302	-	-	-	8,590	14,528	4,205	(11,716)
Surrenders (note 6)	-	-	-	(23,534)	(12,706)	(24,458)	-	(37,439)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	21,908	761	12,774	(738)	(7,058)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(139)	-	(569)	(943)	(35,425)	(37,350)	(12,549)	(13,095)
Adjustments to maintain reserves	-	-	15	(59)	18	(79)	19	(63)

Net equity transactions	3,772	-	(67)	(1,985)	(15,339)	(4,030)	1,891	(58,554)

Net change in contract owners’ equity	3,871	-	584	(2,957)	14,053	(64,165)	36,548	(157,098)
Contract owners’ equity beginning of period	-	-	5,310	8,267	221,280	285,445	96,004	253,102

Contract owners’ equity end of period	$3,871	-	5,894	5,310	235,333	221,280	132,552	96,004

CHANGES IN UNITS:
Beginning units	-	-	315	440	14,715	15,070	6,954	10,232
Units purchased	309	-	27	115	2,714	2,707	1,078	494
Units redeemed	(11)	-	(31)	(240)	(3,407)	(3,062)	(845)	(3,772)

Ending units	298	-	311	315	14,022	14,715	7,187	6,954

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVIG		ACVI		ACVU1		ACVV

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$997	441	1,346	402	(2)	(59)	7,542	3,492
Realized gain (loss) on investments	(290)	(85)	(4,274)	9,638	(139)	(908)	(15,237)	(3,164)
Change in unrealized gain (loss) on investments	4,017	(15,458)	31,598	(102,539)	334	(4,849)	34,609	(81,858)
Reinvested capital gains	-	3,773	-	13,915	-	2,504	-	24,182

Net increase (decrease) in contract owners’ equity resulting from operations	4,724	(11,329)	28,670	(78,584)	193	(3,312)	26,914	(57,348)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,163	2,594	6,193	10,213	470	1,030	12,743	18,414
Transfers between funds	5,342	(163)	2,475	(5,789)	-	-	(456)	(1,650)
Surrenders (note 6)	-	(6,444)	-	(34,401)	-	(15,761)	(12,434)	(4,316)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	420	359	6,361	13,895	(27)	(21)	103	167
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,232)	(4,217)	(9,799)	(9,705)	(447)	(1,090)	(15,854)	(13,903)
Adjustments to maintain reserves	13	(56)	19	(93)	3	(35)	23	(82)

Net equity transactions	3,706	(7,927)	5,249	(25,880)	(1)	(15,877)	(15,875)	(1,370)

Net change in contract owners’ equity	8,430	(19,256)	33,919	(104,464)	192	(19,189)	11,039	(58,718)
Contract owners’ equity beginning of period	19,897	39,153	82,231	186,695	516	19,705	151,547	210,265

Contract owners’ equity end of period	$28,327	19,897	116,150	82,231	708	516	162,586	151,547

CHANGES IN UNITS:
Beginning units	2,166	2,770	7,517	9,536	70	1,544	13,000	13,062
Units purchased	989	359	1,464	856	74	111	1,142	1,265
Units redeemed	(529)	(963)	(934)	(2,875)	(72)	(1,585)	(2,512)	(1,327)

Ending units	2,626	2,166	8,047	7,517	72	70	11,630	13,000

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DVSCS		DSIF		DSRG		DCAP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$644	127	3,249	4,885	215	81	256	302
Realized gain (loss) on investments	(20,389)	(1,269)	(2,010)	37,127	(1,046)	(2,947)	(1,412)	641
Change in unrealized gain (loss) on investments	19,722	(20,734)	37,956	(186,495)	23,069	(33,278)	2,303	(9,810)
Reinvested capital gains	5,434	6,550	14,020	-	-	-	981	1,667

Net increase (decrease) in contract owners’ equity resulting from operations	5,411	(15,326)	53,215	(144,483)	22,238	(36,144)	2,128	(7,200)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,261	5,376	22,518	33,342	10,456	8,628	1,344	1,652
Transfers between funds	(17,156)	2,259	1,739	(43,868)	1,597	(1,922)	-	(3,686)
Surrenders (note 6)	(759)	-	(25,479)	(62,473)	(4,630)	(1,750)	(4,306)	(4,155)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,452)	(3,010)	12,269	(19,259)	2,460	(4,569)	1,078	987
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,400)	(6,380)	(24,803)	(27,004)	(9,977)	(8,707)	(3,174)	(3,162)
Adjustments to maintain reserves	11	(43)	4	(93)	(10)	(50)	5	(40)

Net equity transactions	(22,495)	(1,798)	(13,752)	(119,355)	(104)	(8,370)	(5,053)	(8,404)

Net change in contract owners’ equity	(17,084)	(17,124)	39,463	(263,838)	22,134	(44,514)	(2,925)	(15,604)
Contract owners’ equity beginning of period	31,982	49,106	216,086	479,924	68,451	112,965	12,971	28,575

Contract owners’ equity end of period	$14,898	31,982	255,549	216,086	90,585	68,451	10,046	12,971

CHANGES IN UNITS:
Beginning units	3,064	3,224	17,807	26,790	6,270	6,636	1,213	1,864
Units purchased	284	583	2,066	1,926	1,043	1,331	113	124
Units redeemed	(2,183)	(743)	(3,194)	(10,909)	(1,125)	(1,697)	(602)	(775)

Ending units	1,165	3,064	16,679	17,807	6,188	6,270	724	1,213

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DGI		FQB		FEIP		FHIP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$117	(13)	4,293	2,958	4,134	6,040	2,718	3,372
Realized gain (loss) on investments	(1,522)	426	(374)	(33)	(6,116)	(654)	(4,681)	(1,530)
Change in unrealized gain (loss) on investments	6,209	(17,331)	9,244	(8,304)	66,855	(176,886)	13,772	(13,319)
Reinvested capital gains	-	3,316	-	-	-	362	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,804	(13,602)	13,163	(5,379)	64,873	(171,138)	11,809	(11,477)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,099	3,509	4,666	5,354	23,418	30,950	3,021	4,233
Transfers between funds	-	(3,996)	(640)	14,295	4,471	(4,259)	16	(1,315)
Surrenders (note 6)	(5,260)	(647)	(3,934)	(1,523)	(10,773)	(43,445)	(3,311)	(4,124)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	2,860	6	(2,866)	29	9,448	5,636	(117)	(53)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,802)	(2,308)	(4,929)	(3,613)	(27,867)	(30,056)	(3,024)	(4,779)
Adjustments to maintain reserves	18	(50)	2	(105)	14	(114)	19	(71)

Net equity transactions	(1,085)	(3,486)	(7,701)	14,437	(1,289)	(41,288)	(3,396)	(6,109)

Net change in contract owners’ equity	3,719	(17,088)	5,462	9,058	63,584	(212,426)	8,413	(17,586)
Contract owners’ equity beginning of period	18,694	35,782	69,993	60,935	219,003	431,429	32,010	49,596

Contract owners’ equity end of period	$22,413	18,694	75,455	69,993	282,587	219,003	40,423	32,010

CHANGES IN UNITS:
Beginning units	2,043	2,320	6,006	4,816	18,478	22,270	2,147	2,346
Units purchased	340	294	193	1,634	1,841	1,803	299	214
Units redeemed	(452)	(571)	(799)	(444)	(2,162)	(5,595)	(475)	(413)

Ending units	1,931	2,043	5,400	6,006	18,157	18,478	1,971	2,147

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FAMP		FCP		FGOP		FGP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,223	1,863	4,326	2,579	(11)	(31)	(468)	765
Realized gain (loss) on investments	(1,785)	(460)	(5,874)	6,606	(702)	324	(30,733)	(37,130)
Change in unrealized gain (loss) on investments	16,629	(23,938)	160,432	(392,764)	5,853	(12,543)	103,579	(244,396)
Reinvested capital gains	109	1,501	147	20,850	-	-	260	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,176	(21,034)	159,031	(362,729)	5,140	(12,250)	72,638	(280,761)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,676	1,410	27,938	35,383	2,096	2,185	41,598	39,017
Transfers between funds	2,090	66,841	14,504	10,411	4,008	(639)	396	(20,627)
Surrenders (note 6)	(1,494)	-	(42,135)	(66,133)	-	-	(46,249)	(68,517)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	30,248	(2,513)	(157)	(5)	32,846	10,290
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,897)	(5,359)	(40,904)	(40,687)	(1,587)	(1,506)	(52,260)	(59,976)
Adjustments to maintain reserves	4	(34)	21	(77)	13	(29)	39	(83)

Net equity transactions	(3,621)	62,858	(10,328)	(63,616)	4,373	6	(23,630)	(99,896)

Net change in contract owners’ equity	12,555	41,824	148,703	(426,345)	9,513	(12,244)	49,008	(380,657)
Contract owners’ equity beginning of period	58,684	16,860	462,630	888,975	9,874	22,118	287,822	668,479

Contract owners’ equity end of period	$71,239	58,684	611,333	462,630	19,387	9,874	336,830	287,822

CHANGES IN UNITS:
Beginning units	5,650	1,142	35,281	39,372	1,486	1,492	28,182	33,932
Units purchased	381	4,938	2,522	2,198	747	259	4,530	3,142
Units redeemed	(728)	(430)	(3,394)	(6,289)	(239)	(265)	(7,157)	(8,892)

Ending units	5,303	5,650	34,409	35,281	1,994	1,486	25,555	28,182

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FOP		FVSS		AMBP		AMTG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,553	2,855	(33)	(2)	13,842	22,930	(611)	(892)
Realized gain (loss) on investments	(9,947)	(29)	(4,137)	(483)	(21,183)	2,897	4,618	10,609
Change in unrealized gain (loss) on investments	31,291	(97,447)	9,864	(15,705)	112,685	(384,735)	21,910	(88,931)
Reinvested capital gains	315	17,898	-	4,078	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,212	(76,723)	5,694	(12,112)	105,344	(358,908)	25,917	(79,214)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,897	13,084	675	4,670	62,595	71,840	18,632	19,898
Transfers between funds	2,250	7,847	834	696	(22,567)	(45,105)	291	(14,145)
Surrenders (note 6)	(7,507)	(16,382)	(1,236)	-	(29,335)	(60,459)	(6,914)	(5,732)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	2,423	(3,517)	(6)	261	5,765	38,717	1,189	(12,445)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,584)	(11,979)	(1,283)	(1,312)	(69,145)	(72,725)	(13,561)	(13,822)
Adjustments to maintain reserves	29	(108)	11	(65)	28	(80)	23	(31)

Net equity transactions	(5,492)	(11,055)	(1,005)	4,250	(52,659)	(67,812)	(340)	(26,277)

Net change in contract owners’ equity	17,720	(87,778)	4,689	(7,862)	52,685	(426,720)	25,577	(105,491)
Contract owners’ equity beginning of period	94,513	182,291	11,667	19,529	532,075	958,795	92,701	198,192

Contract owners’ equity end of period	$112,233	94,513	16,356	11,667	584,760	532,075	118,278	92,701

CHANGES IN UNITS:
Beginning units	7,423	8,060	1,482	1,202	42,417	45,904	7,535	9,154
Units purchased	861	1,054	179	397	4,816	4,499	1,777	1,096
Units redeemed	(1,291)	(1,691)	(330)	(117)	(8,265)	(7,986)	(1,926)	(2,715)

Ending units	6,993	7,423	1,331	1,482	38,968	42,417	7,386	7,535

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMGP		AMTP		OVMS		OVGR

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$172	(8)	1,978	115	(229)	1,778	(437)	(811)
Realized gain (loss) on investments	294	1,308	(8,125)	(662)	(6,117)	(11,139)	(2,959)	(626)
Change in unrealized gain (loss) on investments	6,958	(20,233)	37,334	(96,242)	14,567	(35,998)	49,992	(88,135)
Reinvested capital gains	-	1,443	11,089	21,104	-	5,284	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,424	(17,490)	42,276	(75,685)	8,221	(40,075)	46,596	(89,572)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,336	1,241	7,271	4,595	1,941	2,527	17,304	14,456
Transfers between funds	316	(5,028)	13,611	38,507	-	6,370	16,867	(2,161)
Surrenders (note 6)	-	-	(4,930)	(17,563)	(4,280)	(16,055)	(9,770)	(11,967)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(37)	(36)	2,650	18,525	101	(1,662)	5,304	(7,234)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,075)	(2,842)	(7,517)	(6,689)	(4,797)	(4,025)	(19,635)	(14,887)
Adjustments to maintain reserves	-	(20)	25	(124)	30	(78)	16	(61)

Net equity transactions	(1,460)	(6,685)	11,110	37,251	(7,005)	(12,923)	10,086	(21,854)

Net change in contract owners’ equity	5,964	(24,175)	53,386	(38,434)	1,216	(52,998)	56,682	(111,426)
Contract owners’ equity beginning of period	26,374	50,549	76,932	115,366	41,671	94,669	98,866	210,292

Contract owners’ equity end of period	$32,338	26,374	130,318	76,932	42,887	41,671	155,548	98,866

CHANGES IN UNITS:
Beginning units	2,895	3,460	8,846	5,850	4,606	6,290	11,396	13,144
Units purchased	197	117	1,842	3,614	158	366	3,307	1,370
Units redeemed	(340)	(682)	(770)	(618)	(782)	(2,050)	(2,550)	(3,118)

Ending units	2,752	2,895	9,918	8,846	3,982	4,606	12,153	11,396

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVB		OVGS		VWBF		VWEM

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(104)	963	2,234	2,118	3,161	1,099	(496)	(1,179)
Realized gain (loss) on investments	(826)	(1,332)	(5,695)	8,521	659	196	(93,813)	(36,892)
Change in unrealized gain (loss) on investments	2,456	(10,001)	48,828	(121,938)	1,962	1,883	165,070	(239,743)
Reinvested capital gains	-	-	2,975	14,714	-	-	7,864	100,027

Net increase (decrease) in contract owners’ equity resulting from operations	1,526	(10,370)	48,342	(96,585)	5,782	3,178	78,625	(177,787)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,958	4,861	9,568	14,383	2,559	1,901	15,115	12,608
Transfers between funds	1,913	984	4,540	(4,551)	(10,957)	101,078	10,370	6,314
Surrenders (note 6)	-	(3,745)	(19,512)	(40,994)	(13,280)	(14,626)	(17,889)	(6,089)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	22	599	19,335	3,084	-	-	2,944	(18,205)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,894)	(1,993)	(13,398)	(14,760)	(4,324)	(2,771)	(13,802)	(15,223)
Adjustments to maintain reserves	14	(28)	21	(72)	7	(73)	60	(101)

Net equity transactions	2,013	678	554	(42,910)	(25,995)	85,509	(3,202)	(20,696)

Net change in contract owners’ equity	3,539	(9,692)	48,896	(139,495)	(20,213)	88,687	75,423	(198,483)
Contract owners’ equity beginning of period	15,033	24,725	125,385	264,880	105,398	16,711	82,014	280,497

Contract owners’ equity end of period	$18,572	15,033	174,281	125,385	85,185	105,398	157,437	82,014

CHANGES IN UNITS:
Beginning units	1,429	1,390	8,743	11,478	5,882	952	6,477	7,912
Units purchased	409	310	1,378	704	156	5,918	2,039	1,075
Units redeemed	(200)	(271)	(1,191)	(3,439)	(1,580)	(988)	(2,466)	(2,510)

Ending units	1,638	1,429	8,930	8,743	4,458	5,882	6,050	6,477

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VWHA		SVDF		SVOF		WIEP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(267)	(301)	(255)	(369)	(558)	1,406	4,305	1,195
Realized gain (loss) on investments	(6,531)	1,446	102	6,718	(7,453)	4,861	(27,242)	2,082
Change in unrealized gain (loss) on investments	39,443	(64,458)	14,964	(40,891)	44,004	(83,420)	28,565	(51,537)
Reinvested capital gains	352	13,791	-	-	-	24,613	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,997	(49,522)	14,811	(34,542)	35,993	(52,540)	5,628	(48,260)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	25,302	6,149	3,932	4,609	7,576	8,771	15,976	5,116
Transfers between funds	1,043	34,044	(121)	187	15,521	(16,902)	(47,473)	1,043
Surrenders (note 6)	-	(18,579)	-	(22,868)	(14,342)	-	(25,236)	(22,022)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	463	43	(151)	346	8,088	248	(298)	21,560
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,794)	(6,656)	(4,893)	(4,591)	(9,952)	(11,082)	(3,685)	(5,216)
Adjustments to maintain reserves	45	(212)	26	(99)	(16)	(52)	(11,643)	(113)

Net equity transactions	18,059	14,789	(1,207)	(22,416)	6,875	(19,017)	(72,359)	368

Net change in contract owners’ equity	51,056	(34,733)	13,604	(56,958)	42,868	(71,557)	(66,731)	(47,892)
Contract owners’ equity beginning of period	57,631	92,364	38,434	95,392	74,524	146,081	66,813	114,705

Contract owners’ equity end of period	$108,687	57,631	52,038	38,434	117,392	74,524	82	66,813

CHANGES IN UNITS:
Beginning units	2,416	2,062	2,864	4,068	6,069	7,310	6,133	6,176
Units purchased	775	968	226	251	1,693	563	402	428
Units redeemed	(297)	(614)	(318)	(1,455)	(1,113)	(1,804)	(6,529)	(471)

Ending units	2,894	2,416	2,772	2,864	6,649	6,069	6	6,133

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WVCP

	2009	2008

Investment activity:
Net investment income (loss)	$253	334
Realized gain (loss) on investments	(12,346)	(2,040)
Change in unrealized gain (loss) on investments	13,580	(11,590)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,487	(13,296)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,226	2,044
Transfers between funds	(13,781)	-
Surrenders (note 6)	(9,491)	-
Death benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	6,835	(4,595)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(704)	(881)
Adjustments to maintain reserves	(348)	(56)

Net equity transactions	(15,263)	(3,488)

Net change in contract owners’ equity	(13,776)	(16,784)
Contract owners’ equity beginning of period	13,776	30,560

Contract owners’ equity end of period	$-	13,776

CHANGES IN UNITS:
Beginning units	1,744	2,050
Units purchased	983	182
Units redeemed	(2,727)	(488)

Ending units	-	1,744

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

(b) The Contracts

Only contracts with a front-end sales load and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)*

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)*

Gartmore NVIT Global Utilities Fund - Class I (GVGU1)

Gartmore NVIT International Equity Fund - Class III (GIG3)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)*

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Core Bond Fund - Class I (NVCBD1)*

NVIT Fund - Class I (TRF)

NVIT Global Financial Services Fund - Class I (GVGF1)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Health Sciences Fund - Class I (GVGH1)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Leaders Fund - Class I (GVUS1)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)*

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)*

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)*

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

Portfolios of the American Century Variable Portfolios, Inc.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

Portfolios of the Federated Insurance Series

Quality Bond Fund II - Primary Shares (FQB)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Neuberger Berman Advisers Management Trust

Balanced Portfolio - I Class Shares (AMBP)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

Partners Portfolio- I Class Shares (AMTP)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS, Continued

Portfolios of the Oppenheimer Variable Account Funds

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Z CLOSED FUNDS

International Equity Flex I Portfolio (obsolete) (WIEP)*

International Equity Flex II Portfolio (obsolete) (WVCP)*

*	At December 31, 2009, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS, Continued

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a sales load of up to 3.5% from each premium payment received. For the periods ended December 31, 2009 and 2008, total front-end sales charge deductions were $105,166 and $114,881, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts a monthly administrative charge of $12.50 (not to exceed $25 per month) during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a $5 monthly administrative charge is deducted (not to exceed $7.50 per month). Additionally, if the Specified Amount is increased, the Company deducts an increase charge of $1.50 per year per $1,000 increase to cover underwriting and administration costs and $0.54 per year per $1,000 increase to cover sales costs. This charge is assessed monthly against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The surrender charge is based upon a percentage of the initial Specified Amount and varies by issue age, sex and rate class. In the first policy year, the charge is 100% of the surrender charge, as defined in the contract, and declines in specified percentages each year. After the end of the ninth policy year, the charge is 0%. If a policy’s face amount of insurance increases, the amount of the increase will have the same nine-year surrender charge period. The charges are assessed against each contract by liquidating units. In the current year, no surrender charges occurred.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

This charge is equal to an annualized rate of 0.80% of the daily net assets of the variable account. On each policy anniversary beginning with the 10th year, this charge is reduced to an annualized rate of 0.50% if the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through a reduction in the unit value.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners, after the first policy year, to borrow up to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary. The contract is charged 6% interest on the outstanding loan. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2009 and 2008, total transfers into the Account from the fixed account were $1,015,701 and $1,357,780, respectively, and total transfers from the Account to the fixed account were $795,889 and $1,231,492, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 evaluations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS, Continued

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$16,697,807	0	$16,697,807

Net Accounts Payable of $1,133 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

		Purchases of Investments	Sales of Investments
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)		$123,210	59,867
U.S. Equity Flex I Portfolio (WSCP)		12,125	14,895
Emerging Markets Debt Portfolio - Class I (MSEM)		4,448	4,095
U.S. Real Estate Portfolio - Class I (MSVRE)		21,475	121,161
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)		351	2
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)		8,623	14,205
NVIT Fund - Class I (TRF)		188,315	1,439,162
NVIT Global Financial Services Fund - Class I (GVGF1)		6,579	1,380
NVIT Government Bond Fund - Class I (GBF)		124,126	145,470
NVIT Growth Fund - Class I (CAF)		89,052	633,365
NVIT Health Sciences Fund - Class I (GVGH1)		4,981	375
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)		15,347	34,053
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)		29,991	4,362
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)		9,148	25,682
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)		41,497	68,718
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)		6,461	32,952
NVIT Leaders Fund - Class I (GVUS1)		208	1,134
NVIT Money Market Fund - Class I (SAM)		43,780	200,360
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)		6,106	33
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)		2,814	39
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)		15,433	54,634
NVIT Multi-Manager Small Company Fund - Class I (SCF)		4,509	29,078
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)		506	821
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)		3,968	148
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)		919	699
VP Balanced Fund - Class I (ACVB)		30,115	46,162
VP Capital Appreciation Fund - Class I (ACVCA)		17,519	16,414
VP Income & Growth Fund - Class I (ACVIG)		7,531	3,130
VP International Fund - Class I (ACVI)		20,715	18,413
VP Ultra(R) Fund - Class I (ACVU1)		436	581
VP Value Fund - Class I (ACVV)		11,287	34,880
Small Cap Stock Index Portfolio - Service Shares (DVSCS)		7,414	44,230
Stock Index Fund, Inc. - Initial Shares (DSIF)		29,689	28,185
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)		11,142	12,066
Appreciation Portfolio - Initial Shares (DCAP)		1,451	6,683
Growth and Income Portfolio - Initial Shares (DGI)		2,050	4,558
Quality Bond Fund II - Primary Shares (FQB)		8,393	12,178
Equity-Income Portfolio - Initial Class (FEIP)		19,597	22,881
High Income Portfolio - Initial Class (FHIP)		8,132	13,511
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)		4,850	8,930
VIP Fund - Contrafund Portfolio - Initial Class (FCP)		32,235	43,985
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)		5,780	2,133
VIP Fund - Growth Portfolio - Initial Class (FGP)		23,288	77,897
VIP Fund - Overseas Portfolio - Initial Class (FOP)		9,508	23,107
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)		1,653	6,840
Balanced Portfolio - I Class Shares (AMBP)		32,904	92,933
Growth Portfolio - I Class Shares (AMTG)		15,888	12,243
Guardian Portfolio - I Class Shares (AMGP)		1,178	2,171
Partners Portfolio - I Class Shares (AMTP)		31,812	15,784
Balanced Fund/VA - Non-Service Shares (OVMS)		1,105	14,487
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)		24,905	18,230
Core Bond Fund/VA - Non-Service Shares (OVB)		2,967	1,896
Global Securities Fund/VA - Non-Service Shares (OVGS)		27,184	27,137
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)		5,372	27,554
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)		51,885	141,594
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)		35,949	24,379
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)		1,409	2,794
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)		20,397	21,517
International Equity Flex I Portfolio (obsolete) (WIEP)		7,176	102,617
International Equity Flex II Portfolio (obsolete) (WVCP)		15,469	42,827

	Total	$1,292,357	$3,861,617

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
2009	0.50%	4,853	$10.106089	$49,045	0.00%	1.06%	12/11/2009
2009	0.80%	1,226	10.104432	12,388	0.00%	1.04%	12/11/2009
U.S. Equity Flex I Portfolio (WSCP)
2009	0.50%	2,498	9.500282	23,732	1.20%	24.04%
2009	0.80%	752	14.925949	11,224	1.20%	23.67%
2008	0.50%	2,046	7.658783	15,670	0.08%	-34.92%
2008	0.80%	846	12.068936	10,210	0.08%	-35.12%
2007	0.50%	1,808	11.769097	21,279	0.00%	-1.33%
2007	0.80%	966	18.601963	17,969	0.00%	-1.63%
2006	0.50%	2,682	11.927832	31,990	0.00%	4.25%
2006	0.80%	2,962	18.909841	56,011	0.00%	3.94%
2005	0.50%	2,608	11.441908	29,840	0.00%	-3.16%
2005	0.80%	2,884	18.193863	52,471	0.00%	-3.45%
Emerging Markets Debt Portfolio - Class I (MSEM)
2009	0.50%	838	20.383324	17,081	7.71%	29.56%
2009	0.80%	366	22.890693	8,378	7.71%	29.17%
2008	0.50%	883	15.732760	13,892	6.97%	-15.40%
2008	0.80%	360	17.721099	6,380	6.97%	-15.65%
2007	0.50%	810	18.596781	15,063	7.71%	6.00%
2007	0.80%	342	21.010045	7,185	7.71%	5.68%
2006	0.50%	818	17.544489	14,351	8.64%	10.26%
2006	0.80%	504	19.881064	10,020	8.64%	9.93%
2005	0.50%	818	15.912504	13,016	7.59%	11.69%
2005	0.80%	722	18.085748	13,058	7.59%	11.36%
U.S. Real Estate Portfolio - Class I (MSVRE)
2009	0.50%	2,722	17.889590	48,695	3.08%	27.71%
2009	0.80%	1,190	39.326304	46,798	3.08%	27.33%
2008	0.50%	3,670	14.007512	51,408	3.38%	-38.20%
2008	0.80%	1,189	30.885042	36,722	3.38%	-38.39%
2007	0.50%	3,744	22.667541	84,867	1.19%	-17.49%
2007	0.80%	1,164	50.130463	58,352	1.19%	-17.74%
2006	0.50%	4,390	27.471390	120,599	0.99%	37.36%
2006	0.80%	1,290	60.938109	78,610	0.99%	36.95%
2005	0.50%	3,824	19.999747	76,479	1.17%	16.47%
2005	0.80%	1,656	44.496942	73,687	1.17%	16.12%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
2009	0.80%	32	11.358910	363	3.37%	13.59%	5/1/2009
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	0.50%	353	17.345278	6,123	4.37%	7.47%
2009	0.80%	736	16.809985	12,372	4.37%	7.15%
2008	0.50%	547	16.139622	8,828	2.44%	-33.27%
2008	0.80%	514	15.688527	8,064	2.44%	-33.47%
2007	0.50%	2,168	24.188066	52,440	2.49%	19.83%
2007	0.80%	448	23.582792	10,565	2.49%	19.47%
2006	0.50%	2,316	20.185188	46,749	2.71%	36.88%
2006	0.80%	436	19.739493	8,606	2.71%	36.47%
2005	0.50%	1,894	14.746892	27,931	2.57%	5.86%
2005	0.80%	344	14.464451	4,976	2.57%	5.54%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Fund - Class I (TRF)
2009	0.50%	342,203	$10.511194	$3,596,962	1.35%	25.47%
2009	0.80%	109,195	31.469156	3,436,274	1.35%	25.09%
2008	0.50%	386,796	8.377599	3,240,422	1.39%	-41.85%
2008	0.80%	120,739	25.156819	3,037,409	1.39%	-42.02%
2007	0.50%	459,248	14.406044	6,615,947	1.05%	7.64%
2007	0.80%	129,172	43.389809	5,604,748	1.05%	7.31%
2006	0.50%	488,438	13.383684	6,537,100	1.08%	13.06%
2006	0.80%	151,516	40.432316	6,126,143	1.08%	12.72%
2005	0.50%	467,606	11.837411	5,535,244	0.91%	6.91%
2005	0.80%	174,802	35.868129	6,269,821	0.91%	6.59%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	0.50%	435	13.079427	5,690	1.08%	31.10%
2009	0.80%	551	13.062701	7,198	1.08%	30.70%
2008	0.50%	84	9.976958	838	1.56%	-46.54%
2008	0.80%	413	9.994191	4,128	1.56%	-46.70%
2007	0.50%	1,384	18.663347	25,830	2.96%	-1.55%
2007	0.80%	756	18.752014	14,177	2.96%	-1.85%
2006	0.50%	2,048	18.956970	38,824	1.86%	19.72%
2006	0.80%	690	19.104581	13,182	1.86%	19.37%
2005	0.50%	1,560	15.834079	24,701	1.74%	10.60%
2005	0.80%	424	16.005171	6,786	1.74%	10.27%
NVIT Government Bond Fund - Class I (GBF)
2009	0.50%	45,618	14.006248	638,937	3.42%	2.18%
2009	0.80%	20,904	28.859126	603,271	3.42%	1.87%
2008	0.50%	49,462	13.707953	678,023	4.21%	7.18%
2008	0.80%	21,667	28.329345	613,812	4.21%	6.86%
2007	0.50%	51,582	12.789419	659,704	4.27%	6.62%
2007	0.80%	22,878	26.510441	606,506	4.27%	6.30%
2006	0.50%	79,632	11.995236	955,205	4.12%	2.83%
2006	0.80%	25,276	24.939296	630,366	4.12%	2.52%
2005	0.50%	81,896	11.665436	955,353	3.67%	2.75%
2005	0.80%	26,386	24.326268	641,873	3.67%	2.44%
NVIT Growth Fund - Class I (CAF)
2009	0.50%	103,924	11.480374	1,193,086	0.58%	32.81%
2009	0.80%	76,301	18.068103	1,378,614	0.58%	32.41%
2008	0.50%	112,069	8.644469	968,777	0.27%	-39.01%
2008	0.80%	81,431	13.645751	1,111,187	0.27%	-39.20%
2007	0.50%	128,040	14.174084	1,814,850	0.17%	18.94%
2007	0.80%	85,616	22.441944	1,921,389	0.17%	18.59%
2006	0.50%	124,790	11.916515	1,487,062	0.05%	5.64%
2006	0.80%	102,646	18.924499	1,942,524	0.05%	5.32%
2005	0.50%	117,780	11.280312	1,328,595	0.08%	5.97%
2005	0.80%	110,534	17.967853	1,986,059	0.08%	5.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Health Sciences Fund - Class I (GVGH1)
2009	0.50%	582	$13.814693	$8,040	0.29%	18.57%
2009	0.80%	301	12.988959	3,910	0.29%	18.21%
2008	0.50%	227	11.651250	2,645	0.28%	-25.59%
2008	0.80%	277	10.987732	3,044	0.28%	-25.81%
2007	0.50%	188	15.657869	2,944	0.06%	12.59%
2007	0.80%	402	14.810633	5,954	0.06%	12.25%
2006	0.50%	194	13.906574	2,698	0.00%	2.20%
2006	0.80%	262	13.193822	3,457	0.00%	1.89%
2005	0.80%	360	12.948895	4,662	0.00%	7.58%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.50%	1,952	12.928735	25,237	1.12%	26.57%
2009	0.80%	2,158	12.624661	27,244	1.12%	26.19%
2008	0.50%	1,286	10.214579	13,136	2.08%	-37.16%
2008	0.80%	3,591	10.004311	35,925	2.08%	-37.35%
2007	0.50%	1,252	16.254455	20,351	1.97%	5.43%
2007	0.80%	3,588	15.967821	57,293	1.97%	5.11%
2006	0.50%	960	15.417742	14,801	2.35%	16.29%
2006	0.80%	2,968	15.191606	45,089	2.35%	15.94%
2005	0.50%	278	13.258370	3,686	2.23%	7.39%
2005	0.80%	2,598	13.103041	34,042	2.23%	7.07%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.50%	1,098	12.924398	14,191	2.04%	8.54%
2009	0.80%	3,317	12.620548	41,862	2.04%	8.22%
2008	0.50%	1,157	11.907464	13,777	3.38%	-6.49%
2008	0.80%	1,070	11.662459	12,479	3.38%	-6.77%
2007	0.50%	1,200	12.734093	15,281	3.50%	4.85%
2007	0.80%	1,060	12.509560	13,260	3.50%	4.54%
2006	0.50%	1,230	12.144751	14,938	3.05%	5.64%
2006	0.80%	1,048	11.966643	12,541	3.05%	5.32%
2005	0.50%	1,266	11.496816	14,555	2.90%	2.79%
2005	0.80%	1,038	11.362140	11,794	2.90%	2.49%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.50%	5,002	13.100931	65,531	1.53%	18.54%
2009	0.80%	5,252	12.792885	67,188	1.53%	18.19%
2008	0.50%	5,511	11.051801	60,906	2.71%	-23.58%
2008	0.80%	6,111	10.824352	66,148	2.71%	-23.81%
2007	0.50%	8,972	14.461679	129,750	2.68%	5.13%
2007	0.80%	6,596	14.206661	93,707	2.68%	4.81%
2006	0.50%	7,200	13.756055	99,044	2.44%	10.80%
2006	0.80%	7,990	13.554301	108,299	2.44%	10.47%
2005	0.50%	7,320	12.415323	90,880	2.33%	4.82%
2005	0.80%	7,134	12.269879	87,533	2.33%	4.51%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.50%	6,133	13.169552	80,769	1.30%	23.77%
2009	0.80%	9,216	12.859856	118,516	1.30%	23.40%
2008	0.50%	6,074	10.640174	64,628	2.20%	-31.73%
2008	0.80%	10,329	10.421164	107,640	2.20%	-31.94%
2007	0.50%	18,050	15.586169	281,330	2.32%	5.62%
2007	0.80%	13,378	15.311321	204,835	2.32%	5.30%
2006	0.50%	13,980	14.757103	206,304	2.26%	13.97%
2006	0.80%	10,884	14.540668	158,261	2.26%	13.63%
2005	0.50%	11,920	12.948162	154,342	2.27%	6.54%
2005	0.80%	9,928	12.796464	127,043	2.27%	6.22%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.50%	4,511	$13.179057	$59,451	1.96%	13.99%
2008	0.50%	6,556	11.561611	75,798	3.15%	-15.47%
2007	0.50%	6,502	13.677144	88,929	3.05%	5.33%
2006	0.50%	4,504	12.985235	58,485	2.37%	7.88%
2006	0.80%	2,152	12.794782	27,534	2.37%	7.56%
2005	0.50%	13,114	12.036367	157,845	2.58%	3.97%
2005	0.80%	2,014	11.895366	23,957	2.58%	3.66%
NVIT Leaders Fund - Class I (GVUS1)
2009	0.50%	258	11.436125	2,951	0.84%	33.12%
2009	0.80%	781	11.332557	8,851	0.84%	32.72%
2008	0.50%	268	8.590809	2,302	0.78%	-50.16%
2008	0.80%	814	8.538594	6,950	0.78%	-50.31%
2007	0.50%	572	17.235612	9,859	1.09%	11.00%
2007	0.80%	50	17.182548	859	1.09%	10.67%
2006	0.50%	566	15.527482	8,789	0.79%	15.47%
2006	0.80%	48	15.526442	745	0.79%	15.12%
2005	0.50%	270	13.447354	3,631	1.37%	9.76%
2005	0.80%	388	13.486728	5,233	1.37%	9.44%
NVIT Money Market Fund - Class I (SAM)
2009	0.50%	11,022	11.298145	124,528	0.05%	-0.46%
2009	0.80%	7,206	16.554897	119,295	0.05%	-0.76%
2008	0.50%	22,830	11.350156	259,124	2.03%	1.54%
2008	0.80%	8,470	16.681402	141,291	2.03%	1.24%
2007	0.50%	26,102	11.177638	291,759	4.67%	4.27%
2007	0.80%	8,256	16.477531	136,038	4.67%	3.95%
2006	0.50%	21,234	10.720320	227,635	4.42%	4.01%
2006	0.80%	8,478	15.851431	134,388	4.42%	3.70%
2005	0.50%	20,380	10.307104	210,059	2.44%	2.16%
2005	0.80%	8,328	15.286397	127,305	2.44%	1.85%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.50%	298	8.309496	2,476	0.53%	35.78%
2009	0.80%	502	8.268003	4,151	0.53%	35.37%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.80%	409	8.150192	3,333	0.46%	28.74%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.50%	16,402	12.233781	200,658	0.57%	25.59%
2009	0.80%	2,208	18.460331	40,760	0.57%	25.21%
2008	0.50%	18,033	9.741366	175,666	1.13%	-32.49%
2008	0.80%	2,170	14.743543	31,993	1.13%	-32.69%
2007	0.50%	18,428	14.429648	265,910	1.15%	-7.36%
2007	0.80%	2,370	21.905042	51,915	1.15%	-7.64%
2006	0.50%	17,810	15.576180	277,412	0.45%	16.71%
2006	0.80%	4,552	23.717026	107,960	0.45%	16.36%
2005	0.50%	17,352	13.346035	231,580	0.07%	2.56%
2005	0.80%	5,134	20.382189	104,642	0.07%	2.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.50%	6,724	$13.668976	$91,910	0.27%	34.03%
2009	0.80%	1,925	32.295248	62,168	0.27%	33.63%
2008	0.50%	6,760	10.198422	68,941	0.75%	-38.50%
2008	0.80%	2,276	24.167902	55,006	0.75%	-38.68%
2007	0.50%	9,796	16.582054	162,438	0.09%	1.62%
2007	0.80%	2,582	39.414039	101,767	0.09%	1.31%
2006	0.50%	10,972	16.317677	179,038	0.11%	11.48%
2006	0.80%	2,746	38.902849	106,827	0.11%	11.15%
2005	0.50%	9,378	14.637157	137,267	0.00%	11.76%
2005	0.80%	3,650	35.000912	127,753	0.00%	11.42%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.80%	364	13.366367	4,865	0.00%	24.84%
2008	0.80%	360	10.707131	3,855	0.00%	-41.76%
2007	0.50%	826	18.247197	15,072	0.00%	21.87%
2007	0.80%	452	18.384573	8,310	0.00%	21.50%
2006	0.50%	798	14.972452	11,948	0.29%	-0.78%
2006	0.80%	222	15.130732	3,359	0.29%	-1.08%
2005	0.50%	810	15.090795	12,224	0.00%	11.41%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	0.80%	298	12.990421	3,871	0.10%	29.90%	5/1/2009
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.80%	311	18.952010	5,894	7.84%	12.42%
2008	0.80%	315	16.857653	5,310	4.40%	-14.12%
2007	0.50%	46	11.586863	533	2.73%	4.25%
2007	0.80%	394	19.629002	7,734	2.73%	3.93%
2006	0.50%	114	11.114915	1,267	3.16%	3.68%
2006	0.80%	380	18.886370	7,177	3.16%	3.37%
2005	0.50%	180	10.720041	1,930	2.69%	0.94%
2005	0.80%	292	18.269985	5,335	2.69%	0.64%
VP Balanced Fund - Class I (ACVB)
2009	0.50%	9,094	12.826562	116,645	5.38%	14.91%
2009	0.80%	4,928	24.084460	118,688	5.38%	14.56%
2008	0.50%	8,932	11.162622	99,704	2.57%	-20.73%
2008	0.80%	5,783	21.023041	121,576	2.57%	-20.97%
2007	0.50%	9,220	14.081661	129,833	2.08%	4.41%
2007	0.80%	5,850	26.600354	155,612	2.08%	4.09%
2006	0.50%	10,274	13.486987	138,565	1.93%	9.07%
2006	0.80%	6,886	25.553959	175,965	1.93%	8.75%
2005	0.50%	12,544	12.364992	155,106	1.83%	4.41%
2005	0.80%	7,320	23.498278	172,007	1.83%	4.10%
VP Capital Appreciation Fund - Class I (ACVCA)
2009	0.50%	4,910	14.698413	72,169	0.81%	36.39%
2009	0.80%	2,277	26.518517	60,383	0.81%	35.98%
2008	0.50%	4,540	10.776771	48,927	0.00%	-46.45%
2008	0.80%	2,414	19.501606	47,077	0.00%	-46.61%
2007	0.50%	7,356	20.125628	148,044	0.00%	45.07%
2007	0.80%	2,876	36.529047	105,058	0.00%	44.64%
2006	0.50%	5,534	13.872782	76,772	0.00%	16.64%
2006	0.80%	3,544	25.255777	89,506	0.00%	16.29%
2005	0.50%	1,612	11.894070	19,173	0.00%	21.46%
2005	0.80%	3,546	21.718376	77,013	0.00%	21.09%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2009	0.50%	1,240	$10.863811	$13,471	4.86%	17.51%
2009	0.80%	1,386	10.718927	14,856	4.86%	17.16%
2008	0.50%	829	9.245170	7,664	2.23%	-34.91%
2008	0.80%	1,337	9.149298	12,233	2.23%	-35.11%
2007	0.50%	932	14.204309	13,238	1.98%	-0.57%
2007	0.80%	1,838	14.099337	25,915	1.98%	-0.87%
2006	0.50%	992	14.285505	14,171	1.95%	16.50%
2006	0.80%	2,196	14.222782	31,233	1.95%	16.16%
2005	0.50%	1,852	12.261726	22,709	1.97%	4.11%
2005	0.80%	1,990	12.244450	24,366	1.97%	3.80%
VP International Fund - Class I (ACVI)
2009	0.50%	7,013	13.538034	94,942	1.98%	33.10%
2009	0.80%	1,034	20.510931	21,208	1.98%	32.70%
2008	0.50%	6,425	10.171511	65,352	0.83%	-45.10%
2008	0.80%	1,092	15.456745	16,879	0.83%	-45.26%
2007	0.50%	8,504	18.526943	157,553	0.66%	17.46%
2007	0.80%	1,032	28.238561	29,142	0.66%	17.11%
2006	0.50%	7,776	15.772352	122,646	1.24%	24.40%
2006	0.80%	1,392	24.112654	33,565	1.24%	24.03%
2005	0.50%	3,854	12.678362	48,862	1.16%	12.69%
2005	0.80%	2,018	19.440637	39,231	1.16%	12.35%
VP Ultra(R) Fund - Class I (ACVU1)
2009	0.80%	72	9.834961	708	0.28%	33.41%
2008	0.80%	70	7.372088	516	0.00%	-41.95%
2007	0.50%	1,454	12.766312	18,562	0.00%	20.41%
2007	0.80%	90	12.699039	1,143	0.00%	20.05%
2006	0.50%	1,428	10.602423	15,140	0.00%	-3.76%
2006	0.80%	92	10.578401	973	0.00%	-4.04%
2005	0.50%	1,402	11.016290	15,445	0.00%	1.66%
2005	0.80%	12	11.024267	132	0.00%	1.35%
VP Value Fund - Class I (ACVV)
2009	0.50%	9,684	12.500187	121,052	5.70%	19.27%
2009	0.80%	1,946	21.343028	41,534	5.70%	18.91%
2008	0.50%	10,952	10.480964	114,787	2.43%	-27.14%
2008	0.80%	2,048	17.949130	36,760	2.43%	-27.36%
2007	0.50%	10,896	14.385409	156,743	1.58%	-5.61%
2007	0.80%	2,166	24.709849	53,522	1.58%	-5.90%
2006	0.50%	8,604	15.241029	131,134	1.20%	18.06%
2006	0.80%	2,614	26.258655	68,640	1.20%	17.71%
2005	0.50%	7,042	12.909239	90,907	1.06%	4.51%
2005	0.80%	1,704	22.307840	38,013	1.06%	4.20%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.50%	99	13.072332	1,294	3.33%	24.40%
2009	0.80%	1,066	12.761955	13,604	3.33%	24.03%
2008	0.50%	2,080	10.508035	21,857	0.87%	-31.26%
2008	0.80%	984	10.289367	10,125	0.87%	-31.46%
2007	0.50%	2,574	15.286280	39,347	0.39%	-1.15%
2007	0.80%	650	15.013257	9,759	0.39%	-1.45%
2006	0.50%	2,864	15.464546	44,290	0.39%	13.84%
2006	0.80%	490	15.234242	7,465	0.39%	13.50%
2005	0.50%	3,202	13.584227	43,497	0.00%	6.70%
2005	0.80%	550	13.422021	7,382	0.00%	6.38%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.50%	12,381	$11.078348	$137,161	2.10%	25.70%
2009	0.80%	4,298	27.544961	118,388	2.10%	25.33%
2008	0.50%	13,314	8.813033	117,337	1.98%	-37.46%
2008	0.80%	4,493	21.978365	98,749	1.98%	-37.64%
2007	0.50%	21,948	14.090737	309,263	1.65%	4.73%
2007	0.80%	4,842	35.246027	170,661	1.65%	4.41%
2006	0.50%	32,746	13.454676	440,587	1.69%	14.92%
2006	0.80%	6,392	33.756668	215,773	1.69%	14.58%
2005	0.50%	25,996	11.707523	304,349	1.60%	4.17%
2005	0.80%	7,106	29.461184	209,351	1.60%	3.86%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	0.50%	4,168	10.276323	42,832	0.95%	33.09%
2009	0.80%	2,020	23.639940	47,753	0.95%	32.69%
2008	0.50%	4,285	7.721426	33,086	0.74%	-34.75%
2008	0.80%	1,985	17.815941	35,365	0.74%	-34.95%
2007	0.50%	4,422	11.833937	52,330	0.54%	7.24%
2007	0.80%	2,214	27.387135	60,635	0.54%	6.92%
2006	0.50%	5,034	11.034490	55,548	0.12%	8.66%
2006	0.80%	2,650	25.614125	67,877	0.12%	8.33%
2005	0.50%	5,588	10.155295	56,748	0.00%	3.10%
2005	0.80%	3,318	23.643910	78,450	0.00%	2.79%
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.50%	139	11.380534	1,582	2.97%	21.95%
2009	0.80%	585	14.468488	8,464	2.97%	21.58%
2008	0.50%	570	9.332320	5,319	2.08%	-29.90%
2008	0.80%	643	11.900157	7,652	2.08%	-30.11%
2007	0.50%	852	13.313383	11,343	1.87%	6.60%
2007	0.80%	1,012	17.027724	17,232	1.87%	6.27%
2006	0.50%	1,272	12.489641	15,887	1.50%	15.90%
2006	0.80%	2,546	16.022432	40,793	1.50%	15.55%
2005	0.50%	782	10.776447	8,427	0.02%	3.86%
2005	0.80%	3,174	13.866041	44,011	0.02%	3.55%
Growth and Income Portfolio - Initial Shares (DGI)
2009	0.50%	645	10.044876	6,479	1.34%	28.14%
2009	0.80%	1,286	12.390653	15,934	1.34%	27.76%
2008	0.50%	602	7.838755	4,719	0.65%	-40.71%
2008	0.80%	1,441	9.698392	13,975	0.65%	-40.89%
2007	0.50%	716	13.220699	9,466	0.78%	7.90%
2007	0.80%	1,604	16.406411	26,316	0.78%	7.58%
2006	0.50%	160	12.252522	1,960	0.79%	13.94%
2006	0.80%	1,750	15.250864	26,689	0.79%	13.60%
2005	0.50%	162	10.753229	1,742	1.28%	2.84%
2005	0.80%	1,646	13.424762	22,097	1.28%	2.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2009	0.50%	4,828	$14.011148	$67,646	6.44%	19.83%
2009	0.80%	572	13.651720	7,809	6.44%	19.48%
2008	0.50%	5,140	11.692134	60,098	4.99%	-7.75%
2008	0.80%	866	11.426394	9,895	4.99%	-8.03%
2007	0.50%	4,398	12.674438	55,742	4.68%	4.86%
2007	0.80%	418	12.423584	5,193	4.68%	4.54%
2006	0.50%	4,526	12.087575	54,708	1.19%	3.64%
2006	0.80%	402	11.884116	4,777	1.19%	3.33%
2005	0.50%	628	11.663479	7,325	3.48%	0.79%
2005	0.80%	298	11.501519	3,427	3.48%	0.49%
Equity-Income Portfolio - Initial Class (FEIP)
2009	0.50%	15,389	10.913246	167,944	2.37%	29.56%
2009	0.80%	2,768	41.417283	114,643	2.37%	29.17%
2008	0.50%	15,798	8.423373	133,072	2.38%	-42.94%
2008	0.80%	2,680	32.063918	85,931	2.38%	-43.11%
2007	0.50%	19,802	14.762417	292,325	1.73%	1.02%
2007	0.80%	2,468	56.363167	139,104	1.73%	0.72%
2006	0.50%	24,998	14.613151	365,300	3.47%	19.60%
2006	0.80%	2,786	55.961825	155,910	3.47%	19.24%
2005	0.50%	22,190	12.218787	271,135	1.63%	5.34%
2005	0.80%	3,050	46.932598	143,144	1.63%	5.02%
High Income Portfolio - Initial Class (FHIP)
2009	0.50%	1,576	17.526984	27,623	8.40%	43.24%
2009	0.80%	395	32.404743	12,800	8.40%	42.81%
2008	0.50%	1,598	12.236105	19,553	8.41%	-25.36%
2008	0.80%	549	22.690582	12,457	8.41%	-25.58%
2007	0.50%	1,556	16.393304	25,508	7.28%	2.27%
2007	0.80%	790	30.491108	24,088	7.28%	1.96%
2006	0.50%	2,466	16.029328	39,528	7.20%	10.68%
2006	0.80%	788	29.904168	23,564	7.20%	10.35%
2005	0.50%	2,986	14.482158	43,244	14.71%	2.19%
2005	0.80%	788	27.098684	21,354	14.71%	1.88%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2009	0.50%	5,252	13.259567	69,639	2.44%	28.47%
2009	0.80%	51	31.363945	1,600	2.44%	28.08%
2008	0.50%	5,624	10.321235	58,047	5.82%	-29.07%
2008	0.80%	26	24.486999	637	5.82%	-29.29%
2007	0.50%	1,130	14.552144	16,444	5.83%	14.92%
2007	0.80%	12	34.628652	416	5.83%	14.58%
2006	0.50%	1,380	12.662323	17,474	2.78%	6.78%
2006	0.80%	132	30.222570	3,989	2.78%	6.46%
2005	0.50%	1,646	11.857962	19,518	2.87%	3.53%
2005	0.80%	132	28.387536	3,747	2.87%	3.22%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	0.50%	28,417	14.792448	420,357	1.44%	35.03%
2009	0.80%	5,992	31.871810	190,976	1.44%	34.63%
2008	0.50%	29,295	10.954696	320,918	0.95%	-42.80%
2008	0.80%	5,986	23.673901	141,712	0.95%	-42.97%
2007	0.50%	33,338	19.151846	638,484	0.96%	17.00%
2007	0.80%	6,034	41.513259	250,491	0.96%	16.65%
2006	0.50%	34,738	16.368755	568,618	1.29%	11.16%
2006	0.80%	7,064	35.587790	251,392	1.29%	10.83%
2005	0.50%	28,872	14.725263	425,148	0.29%	16.36%
2005	0.80%	8,400	32.110552	269,729	0.29%	16.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.50%	1,127	$10.070895	$11,350	0.58%	45.12%
2009	0.80%	867	9.269518	8,037	0.58%	44.69%
2008	0.50%	663	6.939543	4,601	0.44%	-55.24%
2008	0.80%	823	6.406522	5,273	0.44%	-55.38%
2007	0.50%	608	15.504567	9,427	0.00%	22.57%
2007	0.80%	884	14.356892	12,691	0.00%	22.20%
2006	0.50%	444	12.650057	5,617	0.67%	4.93%
2006	0.80%	822	11.749061	9,658	0.67%	4.62%
2005	0.50%	320	12.055628	3,858	1.15%	8.35%
2005	0.80%	756	11.230531	8,490	1.15%	8.03%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2009	0.50%	21,964	9.560515	209,987	0.36%	27.65%
2009	0.80%	3,591	35.322377	126,843	0.36%	27.26%
2008	0.50%	24,395	7.489811	182,714	0.76%	-47.43%
2008	0.80%	3,787	27.755083	105,108	0.76%	-47.59%
2007	0.50%	29,152	14.247605	415,346	0.84%	26.33%
2007	0.80%	4,780	52.956740	253,133	0.84%	25.95%
2006	0.50%	33,170	11.278262	374,100	0.40%	6.32%
2006	0.80%	5,926	42.046610	249,168	0.40%	6.00%
2005	0.50%	31,974	10.607985	339,180	0.51%	5.27%
2005	0.80%	7,846	39.666280	311,222	0.51%	4.96%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2009	0.50%	5,580	14.020792	78,236	2.20%	25.90%
2009	0.80%	1,413	24.060407	33,997	2.20%	25.52%
2008	0.50%	5,948	11.136551	66,240	2.60%	-44.09%
2008	0.80%	1,475	19.168350	28,273	2.60%	-44.25%
2007	0.50%	6,556	19.917086	130,576	3.18%	16.72%
2007	0.80%	1,504	34.384792	51,715	3.18%	16.37%
2006	0.50%	6,386	17.063412	108,967	0.50%	17.49%
2006	0.80%	1,688	29.547189	49,876	0.50%	17.14%
2005	0.50%	2,736	14.523009	39,735	0.64%	18.45%
2005	0.80%	970	25.223510	24,467	0.64%	18.10%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.50%	65	12.372931	804	0.53%	56.61%
2009	0.80%	1,266	12.284130	15,552	0.53%	56.14%
2008	0.50%	242	7.900380	1,912	0.72%	-51.42%
2008	0.80%	1,240	7.867248	9,755	0.72%	-51.57%
2007	0.50%	232	16.262294	3,773	0.78%	5.07%
2007	0.80%	970	16.242952	15,756	0.78%	4.75%
2006	0.80%	674	15.505844	10,451	0.51%	15.27%
2005	0.80%	686	13.451310	9,228	0.00%	1.74%
Balanced Portfolio - I Class Shares (AMBP)
2009	0.50%	24,581	10.942501	268,978	3.27%	21.86%
2009	0.80%	14,387	21.949099	315,782	3.27%	21.49%
2008	0.50%	25,780	8.979896	231,502	3.60%	-39.45%
2008	0.80%	16,637	18.066495	300,573	3.60%	-39.63%
2007	0.50%	27,490	14.830915	407,702	1.14%	15.02%
2007	0.80%	18,414	29.927959	551,093	1.14%	14.68%
2006	0.50%	32,128	12.893772	414,251	0.80%	10.12%
2006	0.80%	20,202	26.097481	527,221	0.80%	9.79%
2005	0.50%	34,720	11.709162	406,542	0.97%	8.64%
2005	0.80%	21,418	23.770796	509,123	0.97%	8.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Portfolio - I Class Shares (AMTG)
2009	0.50%	5,592	$12.676397	$70,886	0.00%	29.71%
2009	0.80%	1,794	26.417094	47,392	0.00%	29.32%
2008	0.50%	5,746	9.772974	56,156	0.00%	-43.96%
2008	0.80%	1,789	20.427668	36,545	0.00%	-44.13%
2007	0.50%	7,138	17.439481	124,483	0.00%	22.08%
2007	0.80%	2,016	36.562250	73,709	0.00%	21.71%
2006	0.50%	6,154	14.285230	87,911	0.00%	13.50%
2006	0.80%	2,656	30.039737	79,786	0.00%	13.16%
2005	0.50%	4,898	12.586032	61,646	0.00%	12.93%
2005	0.80%	3,544	26.545874	94,079	0.00%	12.60%
Guardian Portfolio - I Class Shares (AMGP)
2009	0.50%	2,353	11.747251	27,641	1.16%	29.04%
2009	0.80%	399	11.770887	4,697	1.16%	28.65%
2008	0.50%	2,481	9.103474	22,586	0.53%	-37.56%
2008	0.80%	414	9.149198	3,788	0.53%	-37.75%
2007	0.50%	2,572	14.579241	37,498	0.25%	6.85%
2007	0.80%	888	14.696621	13,051	0.25%	6.53%
2006	0.50%	3,056	13.644676	41,698	0.64%	12.81%
2006	0.80%	496	13.796076	6,843	0.64%	12.48%
2005	0.50%	3,086	12.094958	37,325	0.15%	7.85%
2005	0.80%	1,170	12.265806	14,351	0.15%	7.53%
Partners Portfolio - I Class Shares (AMTP)
2009	0.50%	9,534	12.472952	118,917	2.59%	55.30%
2009	0.80%	384	29.690132	11,401	2.59%	54.83%
2008	0.50%	8,318	8.031718	66,807	0.66%	-52.63%
2008	0.80%	528	19.175837	10,125	0.66%	-52.77%
2007	0.50%	5,166	16.955587	87,593	0.65%	8.79%
2007	0.80%	684	40.603834	27,773	0.65%	8.46%
2006	0.50%	5,590	15.585917	87,125	0.71%	11.68%
2006	0.80%	1,186	37.436671	44,400	0.71%	11.35%
2005	0.50%	6,154	13.955546	85,882	1.02%	17.46%
2005	0.80%	1,268	33.621038	42,631	1.02%	17.11%
Balanced Fund/VA - Non-Service Shares (OVMS)
2009	0.50%	3,761	9.890975	37,200	0.00%	21.29%
2009	0.80%	221	25.732996	5,687	0.00%	20.92%
2008	0.50%	4,293	8.155117	35,010	2.81%	-43.75%
2008	0.80%	313	21.280608	6,661	2.81%	-43.92%
2007	0.50%	6,142	14.498960	89,053	1.48%	3.27%
2007	0.80%	148	37.948682	5,616	1.48%	2.96%
2006	0.50%	2,956	14.040334	41,503	1.96%	10.59%
2006	0.80%	152	36.859294	5,603	1.96%	10.26%
2005	0.50%	2,662	12.695525	33,795	1.73%	3.37%
2005	0.80%	154	33.428671	5,148	1.73%	3.06%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.50%	6,517	$10.729059	$69,921	0.32%	43.80%
2009	0.80%	5,636	15.192792	85,627	0.32%	43.37%
2008	0.50%	6,983	7.461244	52,101	0.15%	-45.79%
2008	0.80%	4,413	10.597162	46,765	0.15%	-45.95%
2007	0.50%	8,116	13.763620	111,706	0.23%	13.58%
2007	0.80%	5,028	19.607337	98,586	0.23%	13.23%
2006	0.50%	8,828	12.118335	106,981	0.38%	7.41%
2006	0.80%	6,176	17.315647	106,941	0.38%	7.09%
2005	0.50%	9,594	11.282165	108,241	0.94%	4.58%
2005	0.80%	6,936	16.169181	112,149	0.94%	4.26%
Core Bond Fund/VA - Non-Service Shares (OVB)
2009	0.50%	1,171	8.968389	10,502	0.00%	9.07%
2009	0.80%	467	17.280243	8,070	0.00%	8.74%
2008	0.50%	1,001	8.222907	8,231	4.76%	-39.35%
2008	0.80%	428	15.891423	6,802	4.76%	-39.54%
2007	0.50%	928	13.558760	12,583	5.06%	3.87%
2007	0.80%	462	26.282217	12,142	5.06%	3.56%
2006	0.50%	1,024	13.053848	13,367	5.18%	4.76%
2006	0.80%	450	25.379927	11,421	5.18%	4.44%
2005	0.50%	870	12.461295	10,841	5.67%	2.08%
2005	0.80%	516	24.300441	12,539	5.67%	1.77%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	0.50%	7,301	15.063365	109,978	2.18%	39.07%
2009	0.80%	1,629	39.473604	64,303	2.18%	38.66%
2008	0.50%	7,003	10.831123	75,850	1.64%	-40.49%
2008	0.80%	1,740	28.468276	49,535	1.64%	-40.67%
2007	0.50%	9,598	18.199543	174,679	1.25%	5.79%
2007	0.80%	1,880	47.979344	90,201	1.25%	5.47%
2006	0.50%	9,798	17.204111	168,566	1.00%	17.11%
2006	0.80%	1,926	45.492106	87,618	1.00%	16.76%
2005	0.50%	8,608	14.691004	126,460	0.97%	13.74%
2005	0.80%	2,320	38.963173	90,395	0.97%	13.40%
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
2009	0.50%	3,797	18.188464	69,062	3.76%	5.45%
2009	0.80%	661	24.391466	16,123	3.76%	5.14%
2008	0.50%	5,219	17.247964	90,017	2.43%	3.09%
2008	0.80%	663	23.199721	15,381	2.43%	2.78%
2007	0.50%	818	16.730847	13,686	6.35%	9.16%
2007	0.80%	134	22.571765	3,025	6.35%	8.83%
2006	0.50%	790	15.326785	12,108	7.81%	5.95%
2006	0.80%	134	20.739979	2,779	7.81%	5.63%
2005	0.50%	758	14.465957	10,965	8.09%	-3.51%
2005	0.80%	130	19.633767	2,552	8.09%	-3.80%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	0.50%	3,501	29.184239	102,174	0.17%	112.11%
2009	0.80%	2,549	21.680199	55,263	0.17%	111.48%
2008	0.50%	4,452	13.758783	61,254	0.00%	-64.96%
2008	0.80%	2,025	10.251688	20,760	0.00%	-65.06%
2007	0.50%	4,874	39.260857	191,357	0.36%	36.92%
2007	0.80%	3,038	29.341648	89,140	0.36%	36.51%
2006	0.50%	2,840	28.673258	81,432	0.53%	38.80%
2006	0.80%	3,714	21.493674	79,828	0.53%	38.38%
2005	0.50%	2,040	20.658281	42,143	0.72%	31.34%
2005	0.80%	3,978	15.531958	61,786	0.72%	30.95%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2009	0.50%	2,435	$34.274355	$83,458	0.23%	56.75%
2009	0.80%	459	54.965972	25,229	0.23%	56.28%
2008	0.50%	2,055	21.865685	44,934	0.26%	-46.39%
2008	0.80%	361	35.171506	12,697	0.26%	-46.56%
2007	0.50%	1,732	40.789540	70,647	0.13%	44.63%
2007	0.80%	330	65.808816	21,717	0.13%	44.19%
2006	0.50%	1,036	28.203059	29,218	0.07%	23.87%
2006	0.80%	858	45.639539	39,159	0.07%	23.50%
2005	0.50%	1,340	22.767738	30,509	0.19%	50.92%
2005	0.80%	530	36.954208	19,586	0.19%	50.47%
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2009	0.50%	2,303	15.637455	36,013	0.00%	39.60%
2009	0.80%	469	34.167709	16,025	0.00%	39.19%
2008	0.50%	2,388	11.201285	26,749	0.00%	-44.63%
2008	0.80%	476	24.548248	11,685	0.00%	-44.80%
2007	0.50%	3,528	20.231537	71,377	0.00%	21.71%
2007	0.80%	540	44.472235	24,015	0.00%	21.34%
2006	0.50%	3,126	16.622678	51,962	0.00%	14.07%
2006	0.80%	560	36.649699	20,524	0.00%	13.73%
2005	0.50%	2,488	14.571832	36,255	0.00%	7.73%
2005	0.80%	706	32.224282	22,750	0.00%	7.41%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2009	0.50%	5,883	13.191420	77,605	0.00%	47.00%
2009	0.80%	766	51.940893	39,787	0.00%	46.56%
2008	0.50%	5,311	8.973793	47,660	1.85%	-40.40%
2008	0.80%	758	35.440201	26,864	1.85%	-40.58%
2007	0.50%	6,502	15.055833	97,893	0.63%	6.10%
2007	0.80%	808	59.639193	48,188	0.63%	5.78%
2006	0.50%	6,568	14.190390	93,202	0.00%	11.66%
2006	0.80%	1,096	56.380823	61,793	0.00%	11.33%
2005	0.50%	6,798	12.708501	86,392	0.00%	7.35%
2005	0.80%	1,502	50.644296	76,068	0.00%	7.03%
International Equity Flex I Portfolio (obsolete) (WIEP)
2009	0.80%	6	13.697907	82	11.08%	21.27%
2008	0.50%	5,287	10.829754	57,257	1.79%	-41.33%
2008	0.80%	846	11.295534	9,556	1.79%	-41.51%
2007	0.50%	5,348	18.458414	98,716	1.14%	16.01%
2007	0.80%	828	19.310277	15,989	1.14%	15.66%
2006	0.50%	3,204	15.910875	50,978	1.08%	18.06%
2006	0.80%	946	16.695427	15,794	1.08%	17.71%
2005	0.50%	2,528	13.476572	34,069	0.91%	16.85%
2005	0.80%	1,104	14.183450	15,659	0.91%	16.51%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS, Continued

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.50%	1,531	$7.866593	$12,044	1.89%	-47.02%
2008	0.80%	213	8.132149	1,732	1.89%	-47.18%
2007	0.50%	1,828	14.847735	27,142	0.00%	-4.44%
2007	0.80%	222	15.395235	3,418	0.00%	-4.73%
2006	0.50%	1,504	15.537302	23,368	0.00%	12.64%
2006	0.80%	256	16.158907	4,137	0.00%	12.30%
2005	0.50%	1,034	13.793582	14,263	0.00%	15.57%
2005	0.80%	586	14.388419	8,432	0.00%	15.22%

2009	Contract owners equity:				$16,696,674
2008	Contract owners equity:				$14,625,816
2007	Contract owners equity:				$26,231,406
2006	Contract owners equity:				$26,421,131
2005	Contract owners equity:				$24,352,733
*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units

**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts either through reductions in the unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

****	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-3:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010